OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	Total consolidated
More than one to three years	$ 1,224,152
More than three to five years	$ 1,289,285
Financial lease [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	Total consolidated
Up to 90 days	$ 1,272,463
More than 90 days to one year	785,745
More than one to three years	2,695,278
More than three to five years	1,206,789
More than five years	1,639,928
Total nominal value	7,600,203
Up to 90 days	1,454,155
More than 90 days to one year	789,621
More than one to three years	2,637,151
More than three to five years	1,197,861
More than five years	1,654,066
Total accounting value	$ 7,732,854
Chile [Member] | BBVA [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	97.032.000-8
Creditor	BBVA
Creditor country	Chile
Currency	US$
Up to 90 days	$ 74,000
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	74,000
Up to 90 days	76,929
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 76,929
Amortization	At Expiration
Effective rate %	3.08
Nominal rate %	3.08
Chile [Member] | ESTADO [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	97.030.000-7
Creditor	ESTADO
Creditor country	Chile
Currency	US$
Up to 90 days	$ 40,000
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	40,000
Up to 90 days	41,542
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 41,542
Amortization	At Expiration
Effective rate %	3.49
Nominal rate %	3.49
Chile [Member] | ITAU [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	76.645.030-K
Creditor	ITAU
Creditor country	Chile
Currency	US$
Up to 90 days	$ 20,000
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	20,000
Up to 90 days	20,685
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 20,685
Amortization	At Expiration
Effective rate %	4.20
Nominal rate %	4.20
Chile [Member] | HSBC [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	97.951.000-4
Creditor	HSBC
Creditor country	Chile
Currency	US$
Up to 90 days	$ 12,000
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	12,000
Up to 90 days	12,545
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 12,545
Amortization	At Expiration
Effective rate %	4.15
Nominal rate %	4.15
Chile [Member] | CORPBANCA [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	97.023.000-9
Creditor	CORPBANCA
Creditor country	Chile
Currency	UF
Up to 90 days	$ 11,255
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	11,255
Up to 90 days	11,665
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 11,665
Amortization	Quarterly
Effective rate %	3.35
Nominal rate %	3.35
Chile [Member] | BTG PACTUAL CHILE [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	76.362.099-9
Creditor	BTG PACTUAL CHILE
Creditor country	Chile
Currency	UF
Up to 90 days
More than 90 days to one year	67,868
More than one to three years
More than three to five years
More than five years
Total nominal value	67,868
Up to 90 days	1,985
More than 90 days to one year	67,237
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 69,222
Amortization	At Expiration
Effective rate %	3.10
Nominal rate %	3.10
Chile [Member] | ESTADO One [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	97.030.000-7
Creditor	ESTADO
Creditor country	Chile
Currency	UF
Up to 90 days
More than 90 days to one year
More than one to three years	177,846
More than three to five years
More than five years	382,267
Total nominal value	560,113
Up to 90 days	25,729
More than 90 days to one year
More than one to three years	177,715
More than three to five years
More than five years	395,652
Total accounting value	$ 599,096
Amortization	At Expiration
Effective rate %	4.81
Nominal rate %	4.81
Chile [Member] | SWAP Received Aircraft [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.
Creditor	SWAP Received aircraft
Creditor country
Currency	US$
Up to 90 days	$ 10
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	10
Up to 90 days	10
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 10
Amortization	Quarterly
Effective rate %
Nominal rate %
Chile [Member] | SANTANDER One [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	97.036.000-K
Creditor	SANTANDER
Creditor country	Chile
Currency	US$
Up to 90 days	$ 21,456
More than 90 days to one year	17,626
More than one to three years	26,165
More than three to five years
More than five years
Total nominal value	65,247
Up to 90 days	21,550
More than 90 days to one year	17,626
More than one to three years	25,840
More than three to five years
More than five years
Total accounting value	$ 65,016
Amortization	Quarterly
Effective rate %	1.30
Nominal rate %	0.76
Chile [Member] | Total [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	Total
Up to 90 days	$ 815,121
More than 90 days to one year	783,680
More than one to three years	2,639,812
More than three to five years	1,204,017
More than five years	1,634,498
Total nominal value	7,077,128
Up to 90 days	977,836
More than 90 days to one year	787,522
More than one to three years	2,581,577
More than three to five years	1,195,089
More than five years	1,648,424
Total accounting value	$ 7,190,448
Chile [Member] | Total One [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	Total
Up to 90 days	$ 457,342
More than 90 days to one year	2,065
More than one to three years	55,466
More than three to five years	2,772
More than five years	5,430
Total nominal value	523,075
Up to 90 days	476,319
More than 90 days to one year	2,099
More than one to three years	55,574
More than three to five years	2,772
More than five years	5,642
Total accounting value	$ 542,406
Spain [Member] | SANTANDER [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Up to 90 days
More than 90 days to one year
More than one to three years	139,459
More than three to five years
More than five years
Total nominal value	139,459
Up to 90 days	3,300
More than 90 days to one year
More than one to three years	139,459
More than three to five years
More than five years
Total accounting value	$ 142,759
Amortization	Quarterly
Effective rate %	2.80
Nominal rate %	2.80
United States [Member] | BANK OF NEW YORK [Member | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	BANK OF NEW YORK
Creditor country	U.S.A.
Currency	US$
Up to 90 days
More than 90 days to one year
More than one to three years
More than three to five years	700,000
More than five years	800,000
Total nominal value	1,500,000
Up to 90 days	82,572
More than 90 days to one year
More than one to three years
More than three to five years	698,450
More than five years	803,289
Total accounting value	$ 1,584,311
Amortization	At Expiration
Effective rate %	7.16
Nominal rate %	6.94
United States [Member] | BNP PARIBAS [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 31,039
More than 90 days to one year	43,655
More than one to three years	91,002
More than three to five years	97,621
More than five years	210,956
Total nominal value	474,273
Up to 90 days	40,931
More than 90 days to one year	47,668
More than one to three years	87,767
More than three to five years	96,513
More than five years	209,612
Total accounting value	$ 482,491
Amortization	Quarterly / Semiannual
Effective rate %	2.95
Nominal rate %	2.95
United States [Member] | MUFG [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 30,590
More than 90 days to one year	24,080
More than one to three years	67,730
More than three to five years	72,881
More than five years	187,132
Total nominal value	382,413
Up to 90 days	39,516
More than 90 days to one year	24,080
More than one to three years	67,014
More than three to five years	72,494
More than five years	186,283
Total accounting value	$ 389,387
Amortization	Quarterly
Effective rate %	2.88
Nominal rate %	2.88
United States [Member] | SMBC [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	SMBC
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 130,000
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	130,000
Up to 90 days	131,662
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 131,662
Amortization	At Expiration
Effective rate %	1.73
Nominal rate %	1.73
United States [Member] | MUFG One [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 82,498
More than 90 days to one year	72,206
More than one to three years	117,084
More than three to five years	19,731
Total nominal value	291,519
Up to 90 days	88,880
More than 90 days to one year	72,206
More than one to three years	114,589
More than three to five years	19,499
Total accounting value	$ 295,174
Amortization	Quarterly
Effective rate %	2.67
Nominal rate %	2.67
United States [Member] | CITIBANK [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days
More than 90 days to one year
More than one to three years	600,000
More than three to five years
More than five years
Total nominal value	600,000
Up to 90 days	138
More than 90 days to one year
More than one to three years	600,000
More than three to five years
More than five years
Total accounting value	$ 600,138
Amortization	At Expiration
Effective rate %	2.27
Nominal rate %	2.27
United States [Member] | BANK OF UTAH [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	BANK OF UTAH
Creditor country	U.S.A.
Currency	US$
Up to 90 days
More than 90 days to one year
More than one to three years	793,003
More than three to five years
More than five years
Total nominal value	793,003
Up to 90 days
More than 90 days to one year
More than one to three years	769,615
More than three to five years
More than five years
Total accounting value	$ 769,615
Amortization	At Expiration
Effective rate %	18.95
Nominal rate %	12.26
United States [Member] | ING [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	ING
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 5,965
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	5,965
Up to 90 days	6,017
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 6,017
Amortization	Quarterly
Effective rate %	5.71
Nominal rate %	5.01
United States [Member] | CITIBANK One [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 77,994
More than 90 days to one year	58,993
More than one to three years	113,186
More than three to five years	43,778
More than five years	18,841
Total nominal value	312,792
Up to 90 days	78,860
More than 90 days to one year	58,993
More than one to three years	109,086
More than three to five years	42,558
More than five years	18,619
Total accounting value	$ 308,116
Amortization	Quarterly
Effective rate %	2.58
Nominal rate %	1.77
United States [Member] | PEFCO [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	PEFCO
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 1,926
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	1,926
Up to 90 days	1,938
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 1,938
Amortization	Quarterly
Effective rate %	5.65
Nominal rate %	5.03
United States [Member] | BNP PARIBAS One [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 14,834
More than 90 days to one year	2,326
More than one to three years	791
More than three to five years
More than five years
Total nominal value	17,951
Up to 90 days	14,909
More than 90 days to one year	2,326
More than one to three years	788
More than three to five years
More than five years
Total accounting value	$ 18,023
Amortization	Quarterly
Effective rate %	1.81
Nominal rate %	1.41
United States [Member] | WELLS FARGO [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	WELLS FARGO
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 112,987
More than 90 days to one year	99,975
More than one to three years	230,416
More than three to five years	98,028
More than five years
Total nominal value	541,406
Up to 90 days	114,994
More than 90 days to one year	99,975
More than one to three years	219,624
More than three to five years	96,556
More than five years
Total accounting value	$ 531,149
Amortization	Quarterly
Effective rate %	2.43
Nominal rate %	1.74
United States [Member] | APPLE BANK [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	APPLE BANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 4,538
More than 90 days to one year	4,631
More than one to three years	12,808
More than three to five years	753
More than five years
Total nominal value	22,730
Up to 90 days	4,599
More than 90 days to one year	4,632
More than one to three years	12,608
More than three to five years	752
More than five years
Total accounting value	$ 22,591
Amortization	Quarterly
Effective rate %	1.61
Nominal rate %	1.01
United States [Member] | BTMU [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	BTMU
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 11,519
More than 90 days to one year	9,385
More than one to three years	25,937
More than three to five years	768
More than five years
Total nominal value	47,609
Up to 90 days	11,595
More than 90 days to one year	9,386
More than one to three years	25,563
More than three to five years	767
More than five years
Total accounting value	$ 47,311
Amortization	Quarterly
Effective rate %	1.63
Nominal rate %	1.03
United States [Member] | US BANK [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	US BANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 58,512
More than 90 days to one year	49,240
More than one to three years	135,489
More than three to five years	84,178
Total nominal value	327,419
Up to 90 days	60,094
More than 90 days to one year	49,240
More than one to three years	125,274
More than three to five years	82,149
More than five years
Total accounting value	$ 316,757
Amortization	Quarterly
Effective rate %	4.00
Nominal rate %	2.82
United States [Member] | PK AirFinance [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	PK AIRFINANCE
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 8,996
More than 90 days to one year	9,062
More than one to three years	1,464
More than three to five years
More than five years
Total nominal value	19,522
Up to 90 days	9,319
More than 90 days to one year	9,009
More than one to three years	1,435
More than three to five years
More than five years
Total accounting value	$ 19,763
Amortization	Monthly
Effective rate %	1.98
Nominal rate %	1.98
United States [Member] | GA Telessis LLC [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	GA Telessis LLC
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 486
More than 90 days to one year	950
More than one to three years	2,623
More than three to five years	2,772
More than five years	5,430
Total nominal value	12,261
Up to 90 days	486
More than 90 days to one year	991
More than one to three years	2,623
More than three to five years	2,772
More than five years	5,642
Total accounting value	$ 12,514
Amortization	Monthly
Effective rate %	14.72
Nominal rate %	14.72
France [Member] | NATIXIS [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Up to 90 days	$ 42,740
More than 90 days to one year	34,150
More than one to three years	77,693
More than three to five years	81,244
More than five years	35,302
Total nominal value	271,129
Up to 90 days	50,001
More than 90 days to one year	34,150
More than one to three years	75,808
More than three to five years	80,316
More than five years	34,969
Total accounting value	$ 275,244
Amortization	Quarterly
Effective rate %	3.11
Nominal rate %	3.11
France [Member] | CREDIT AGRICOLE [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Up to 90 days
More than 90 days to one year	273,199
More than one to three years
More than three to five years
More than five years
Total nominal value	273,199
Up to 90 days	1,395
More than 90 days to one year	272,794
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 274,189
Amortization	At Expiration
Effective rate %	1.92
Nominal rate %	1.92
France [Member] | CREDIT AGRICOLE One [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Up to 90 days	$ 13,875
More than 90 days to one year	2,034
More than one to three years	2,052
More than three to five years
More than five years
Total nominal value	17,961
Up to 90 days	13,922
More than 90 days to one year	2,034
More than one to three years	2,052
More than three to five years
More than five years
Total accounting value	$ 18,008
Amortization	Quarterly
Effective rate %	1.99
Nominal rate %	1.54
France [Member] | NATIXIS One [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	NATIXIS
Creditor country	France
Currency	US$
Up to 90 days	$ 30,253
More than 90 days to one year
More than one to three years	51,007
More than three to five years
More than five years
Total nominal value	81,260
Up to 90 days	31,308
More than 90 days to one year
More than one to three years	51,007
More than three to five years
More than five years
Total accounting value	$ 82,315
Amortization	Quarterly / Semiannual
Effective rate %	4.09
Nominal rate %	4.09
England [Member] | INVESTEC [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	INVESTEC
Creditor country	England
Currency	US$
Up to 90 days	$ 6,329
More than 90 days to one year	11,606
More than one to three years	19,935
More than three to five years
More than five years
Total nominal value	37,870
Up to 90 days	7,952
More than 90 days to one year	12,522
More than one to three years	19,588
More than three to five years
More than five years
Total accounting value	$ 40,062
Amortization	Semiannual
Effective rate %	6.21
Nominal rate %	6.21
England [Member] | RRP F ENGINE [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Tax No.	0-E
Creditor	RRPF ENGINE
Creditor country	England
Currency	US$
Up to 90 days	$ 2,058
More than 90 days to one year	3,644
More than one to three years	7,752
More than three to five years	5,035
More than five years
Total nominal value	18,489
Up to 90 days	2,602
More than 90 days to one year	3,644
More than one to three years	7,752
More than three to five years	5,035
More than five years
Total accounting value	$ 19,033
Amortization	Monthly
Effective rate %	4.01
Nominal rate %	4.01
Netherlands [Member] | CREDIETVERZEKERING MAATSCHAPPIJ [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	CREDIETVERZEKERING MAATSCHAPPIJ
Creditor country	Netherlands
Currency	US$
Up to 90 days	$ 409
More than 90 days to one year	318
More than one to three years	216
More than three to five years
More than five years
Total nominal value	943
Up to 90 days	333
More than 90 days to one year	311
More than one to three years	324
More than three to five years
More than five years
Total accounting value	$ 968
Amortization	Monthly
Effective rate %	6.01
Nominal rate %	6.01
Brazil [Member] | BANCO BRADESCO [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	BANCO BRADESCO
Creditor country	Brazil
Currency	BRL
Up to 90 days	$ 80,175
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	80,175
Up to 90 days	91,672
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 91,672
Amortization	Monthly
Effective rate %	4.34
Nominal rate %	4.34
Brazil [Member] | BANCO DO BRASIL [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	BANCO DO BRASIL
Creditor country	Brazil
Currency	BRL
Up to 90 days	$ 199,557
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	199,557
Up to 90 days	208,987
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 208,987
Amortization	Monthly
Effective rate %	3.95
Nominal rate %	3.95
Luxembourg [Member] | Wacapou Leasing S.A. [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	WACAPOU LEASING S.A.
Creditor country	Luxembourg
Currency	US$
Up to 90 days	$ 2,342
More than 90 days to one year	797
More than one to three years	1,620
More than three to five years
More than five years
Total nominal value	4,759
Up to 90 days	2,439
More than 90 days to one year	797
More than one to three years	1,620
More than three to five years
More than five years
Total accounting value	$ 4,856
Amortization	Quarterly
Effective rate %	2.00
Nominal rate %	2.00
Italy [Member] | SOCIÉTÉ GÉNÉRALE MILAN BRANCH [Member] | 2020 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2020) [Line Items]
Creditor	SOCIÉTÉ GÉNÉRALE MILAN BRANCH
Creditor country	Italy
Currency	US$
Up to 90 days	$ 144,120
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total nominal value	144,120
Up to 90 days	141,094
More than 90 days to one year
More than one to three years
More than three to five years
More than five years
Total accounting value	$ 141,094
Amortization	Quarterly
Effective rate %	3.07
Nominal rate %	3.01